Quarterly Report
September 30, 2022
MFS®  Corporate Bond Portfolio
MFS® Variable Insurance Trust II
BDS-Q3

Portfolio of Investments
9/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 94.4%
Aerospace & Defense – 2.0%
Boeing Co., 5.15%, 5/01/2030	$1,171,000	$1,083,231
Boeing Co., 3.75%, 2/01/2050	342,000	222,720
Boeing Co., 5.805%, 5/01/2050	468,000	406,688
General Dynamics Corp., 3.625%, 4/01/2030	488,000	446,440
Raytheon Technologies Corp., 1.9%, 9/01/2031	293,000	223,660
Raytheon Technologies Corp., 2.375%, 3/15/2032	434,000	340,837
Raytheon Technologies Corp., 3.03%, 3/15/2052	434,000	283,138
		$3,006,714
Apparel Manufacturers – 0.6%
Tapestry, Inc., 4.125%, 7/15/2027	$95,000	$87,836
Tapestry, Inc., 3.05%, 3/15/2032	1,161,000	866,194
		$954,030
Asset-Backed & Securitized – 2.6%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.143%, 11/15/2054 (i)	$3,868,745	$235,978
ACREC 2021-FL1 Ltd., “A”, FLR, 4.143% (LIBOR - 1mo. + 1.15%), 10/16/2036 (n)	656,500	630,770
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 4.517% (LIBOR - 1mo. + 1.7%), 11/15/2036 (n)	175,000	167,961
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.713% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	55,701	66,165
BDS 2021-FL7 Ltd., “B”, FLR, 4.493% (LIBOR - 1mo. + 1.5%), 6/16/2036 (n)	163,500	154,359
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.384%, 7/15/2054 (i)	7,044,445	510,493
JPMorgan Chase Commercial Mortgage Securities Corp., 5.783%, 7/15/2042 (n)	84,048	68,718
KREF 2018-FT1 Ltd., “A”, FLR, 4.009% (LIBOR - 1mo. + 1.1%), 2/15/2039 (n)	288,000	278,462
KREF 2018-FT1 Ltd., “AS”, FLR, 4.239% (LIBOR - 1mo. + 1.3%), 2/15/2039 (n)	316,500	299,313
Lehman Brothers Commercial Conduit Mortgage Trust, 1.039%, 2/18/2030 (i)	5,174	0
PFP III 2021-8 Ltd., “A”, FLR, 3.939% (LIBOR - 1mo. + 1%), 8/09/2037 (n)	545,535	518,389
PFP III 2021-8 Ltd., “AS”, FLR, 4.189% (LIBOR - 1mo. + 1.25%), 8/09/2037 (n)	603,000	575,971
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 4.084% (LIBOR - 1mo. + 1%), 4/25/2038 (z)	430,874	416,372
		$3,922,951
Automotive – 1.0%
Hyundai Capital America, 2%, 6/15/2028 (n)	$1,734,000	$1,380,984
Hyundai Capital America, 6.375%, 4/08/2030 (n)	119,000	119,255
		$1,500,239
Broadcasting – 1.9%
Discovery, Inc., 4.125%, 5/15/2029	$373,000	$319,304
Discovery, Inc., 5.3%, 5/15/2049	600,000	447,739
Magallanes, Inc., 4.279%, 3/15/2032 (n)	442,000	363,626
Magallanes, Inc., 5.391%, 3/15/2062 (n)	498,000	361,006
Prosus N.V., 3.832%, 2/08/2051 (n)	637,000	353,485
Walt Disney Co., 3.5%, 5/13/2040	961,000	742,126
Walt Disney Co., 3.6%, 1/13/2051	430,000	318,721
		$2,906,007
Brokerage & Asset Managers – 2.3%
Brookfield Finance, Inc., 2.34%, 1/30/2032	$1,076,000	$804,704
Charles Schwab Corp., 1.95%, 12/01/2031	652,000	496,505
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	1,456,000	1,158,244
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	412,000	303,554
Intercontinental Exchange, Inc., 3%, 9/15/2060	1,185,000	708,310
		$3,471,317

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – 0.5%
Vulcan Materials Co., 3.5%, 6/01/2030	$610,000	$521,770
Vulcan Materials Co., 4.5%, 6/15/2047	299,000	242,248
		$764,018
Business Services – 3.6%
Equifax, Inc., 3.1%, 5/15/2030	$502,000	$416,751
Equifax, Inc., 2.35%, 9/15/2031	1,037,000	779,096
Equinix, Inc., 2.625%, 11/18/2024	838,000	793,059
Equinix, Inc., 2.5%, 5/15/2031	934,000	719,556
Equinix, Inc., 3%, 7/15/2050	33,000	20,219
Fiserv, Inc., 2.25%, 6/01/2027	746,000	644,070
Fiserv, Inc., 4.4%, 7/01/2049	364,000	282,316
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	104,000	80,411
TSMC Arizona Corp., 3.875%, 4/22/2027	296,000	282,105
TSMC Arizona Corp., 3.125%, 10/25/2041	589,000	437,437
Visa, Inc., 2.05%, 4/15/2030	468,000	386,634
Visa, Inc., 3.65%, 9/15/2047	865,000	675,817
		$5,517,471
Cable TV – 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$162,000	$148,564
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	896,000	693,084
Comcast Corp., 1.95%, 1/15/2031	371,000	288,373
Comcast Corp., 1.5%, 2/15/2031	184,000	138,123
Comcast Corp., 2.8%, 1/15/2051	545,000	333,833
Time Warner Cable, Inc., 4.5%, 9/15/2042	492,000	339,680
		$1,941,657
Chemicals – 0.1%
RPM International, Inc., 4.55%, 3/01/2029	$131,000	$119,367
RPM International, Inc., 4.25%, 1/15/2048	67,000	48,649
		$168,016
Computer Software – 0.9%
Cisco Systems, Inc., 5.5%, 1/15/2040	$262,000	$260,452
Microsoft Corp., 2.525%, 6/01/2050	1,047,000	684,050
VeriSign, Inc., 4.75%, 7/15/2027	403,000	387,683
		$1,332,185
Computer Software - Systems – 1.1%
Apple, Inc., 2.05%, 9/11/2026 (f)	$296,000	$269,213
Apple, Inc., 1.7%, 8/05/2031 (f)	1,189,000	931,755
Apple, Inc., 2.7%, 8/05/2051	727,000	479,854
		$1,680,822
Conglomerates – 1.3%
Carrier Global Corp., 3.377%, 4/05/2040	$291,000	$210,381
Otis Worldwide Corp., 2.565%, 2/15/2030	1,269,000	1,037,947
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	467,000	435,314
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	337,000	311,516
		$1,995,158
Consumer Products – 1.0%
Hasbro, Inc., 3.9%, 11/19/2029	$783,000	$684,825
Mattel, Inc., 3.75%, 4/01/2029 (n)	938,000	788,666
		$1,473,491
Consumer Services – 1.1%
Booking Holdings, Inc., 3.6%, 6/01/2026	$1,761,000	$1,669,771

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electrical Equipment – 1.9%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$1,261,000	$1,139,406
Ciena Corp., 4%, 1/31/2030 (n)	1,123,000	937,705
Commscope, Inc., 4.75%, 9/01/2029 (n)	1,018,000	830,342
		$2,907,453
Electronics – 1.7%
Broadcom, Inc., 4.3%, 11/15/2032	$437,000	$366,920
Broadcom, Inc., 3.187%, 11/15/2036 (n)	414,000	283,154
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.5%, 5/11/2031	687,000	516,285
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.25%, 5/11/2041	646,000	423,686
Qualcomm, Inc., 3.25%, 5/20/2027	308,000	288,385
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	823,000	687,625
Sensata Technologies, Inc., 3.75%, 2/15/2031 (n)	105,000	82,709
		$2,648,764
Emerging Market Quasi-Sovereign – 0.9%
Korea Hydro & Nuclear Power Co. Ltd., 4.25%, 7/27/2027 (n)	$807,000	$776,548
Qatar Petroleum, 3.125%, 7/12/2041 (n)	781,000	569,572
		$1,346,120
Emerging Market Sovereign – 0.3%
United Mexican States, 4.28%, 8/14/2041	$576,000	$418,946
Energy - Independent – 0.3%
EQT Corp., 3.625%, 5/15/2031 (n)	$300,000	$250,100
Hess Corp., 5.8%, 4/01/2047	315,000	281,309
		$531,409
Energy - Integrated – 1.7%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$297,000	$230,843
BP Capital Markets America, Inc., 3.001%, 3/17/2052	427,000	273,344
Cenovus Energy, Inc., 2.65%, 1/15/2032	604,000	465,496
Cenovus Energy, Inc., 3.75%, 2/15/2052	143,000	96,902
Eni S.p.A., 4.75%, 9/12/2028 (n)	761,000	716,719
Eni S.p.A., 4.25%, 5/09/2029 (n)	940,000	847,349
		$2,630,653
Entertainment – 0.4%
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)	$751,000	$552,049
Financial Institutions – 2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	$1,410,000	$1,231,318
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	260,000	195,538
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041	207,000	137,501
Air Lease Corp., 2.875%, 1/15/2032	1,224,000	922,536
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	624,000	558,196
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	841,000	660,399
		$3,705,488
Food & Beverages – 2.7%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$177,000	$151,132
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/2058	444,000	364,380
Constellation Brands, Inc., 2.25%, 8/01/2031	761,000	584,584
Constellation Brands, Inc., 3.75%, 5/01/2050	242,000	175,810
Diageo Capital PLC, 2.375%, 10/24/2029	564,000	471,676
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	308,000	284,515
JBS USA Lux S.A./JBS USA Finance, Inc., 3.75%, 12/01/2031 (n)	308,000	246,566
Kraft Heinz Foods Co., 4.875%, 10/01/2049	464,000	382,422
Kraft Heinz Foods Co., 5.5%, 6/01/2050	448,000	403,011

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Lamb Weston Holdings, Inc., 4.375%, 1/31/2032 (n)	$604,000	$499,055
SYSCO Corp., 2.4%, 2/15/2030	148,000	120,447
SYSCO Corp., 2.45%, 12/14/2031	284,000	222,353
SYSCO Corp., 4.45%, 3/15/2048	320,000	259,862
		$4,165,813
Gaming & Lodging – 3.0%
GLP Capital LP/GLP Financing II, Inc., 5.75%, 6/01/2028	$932,000	$872,733
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	1,132,000	866,997
Las Vegas Sands Corp., 3.9%, 8/08/2029	298,000	246,380
Marriott International, Inc., 4%, 4/15/2028	449,000	406,568
Marriott International, Inc., 2.85%, 4/15/2031	984,000	772,600
Marriott International, Inc., 3.5%, 10/15/2032	468,000	376,376
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	150,000	135,389
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/2030 (n)	300,000	250,566
VICI Properties LP, REIT, 4.75%, 2/15/2028	748,000	687,792
		$4,615,401
Insurance – 0.4%
Corebridge Financial, Inc., 3.9%, 4/05/2032 (n)	$591,000	$498,845
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)	96,000	73,859
		$572,704
Insurance - Health – 0.9%
Humana, Inc., 2.15%, 2/03/2032	$299,000	$227,205
Humana, Inc., 4.95%, 10/01/2044	485,000	429,565
UnitedHealth Group, Inc., 4.625%, 7/15/2035	833,000	766,389
		$1,423,159
Insurance - Property & Casualty – 2.2%
Aon Corp., 3.75%, 5/02/2029	$717,000	$644,916
Aon Corp./Aon Global Holdings PLC, 2.05%, 8/23/2031	2,086,000	1,562,912
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	111,000	86,788
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032 (n)	1,162,000	1,071,398
		$3,366,014
International Market Quasi-Sovereign – 0.4%
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	$699,000	$546,518
International Market Sovereign – 0.5%
Government of Bermuda, 5%, 7/15/2032 (n)	$783,000	$743,457
Machinery & Tools – 0.5%
CNH Industrial Capital LLC, 3.85%, 11/15/2027	$905,000	$825,751
Major Banks – 16.9%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)	$834,000	$605,437
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	351,000	311,653
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR + 1.21%) to 10/20/2032	2,323,000	1,776,696
Bank of America Corp., 2.676% to 6/19/2040, FLR (SOFR - 1 day + 1.93%) to 6/19/2041	721,000	465,662
Bank of America Corp., 3.311% to 4/22/2041, FLR (SOFR - 1 day + 1.58%) to 4/22/2042	501,000	352,217
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	501,000	362,203
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	431,000	357,872
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	1,228,000	819,792
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	447,000	380,553
Goldman Sachs Group, Inc., 2.64% to 2/24/2027, FLR (SOFR - 1 day + 1.114%) to 2/24/2028	430,000	373,085
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	339,000	273,362
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	1,188,000	910,563
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	958,000	760,896

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
HSBC Holdings PLC, 2.871% to 11/22/2031, FLR (SOFR - 1 day + 1.41%) to 11/22/2032	$1,845,000	$1,343,950
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	1,480,000	1,123,046
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	1,111,000	822,677
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	223,000	188,990
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	532,000	402,876
Morgan Stanley, 0.985% to 12/10/2025, FLR (SOFR - 1 day + 0.72%) to 12/10/2026	935,000	806,239
Morgan Stanley, 4.431% to 1/23/2029, FLR (LIBOR - 3mo. + 1.63%) to 1/23/2030	439,000	403,556
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	987,000	800,230
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	869,000	751,015
Morgan Stanley, 3.217% to 4/22/2041, FLR (SOFR - 1 day + 1.485%) to 4/22/2042	503,000	350,553
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	1,037,000	796,263
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	921,000	784,958
Royal Bank of Canada, 2.3%, 11/03/2031	2,227,000	1,712,309
Société Générale S.A., 2.797% to 1/19/2027, FLR (CMT - 1yr. + 1.3%) to 1/19/2028 (n)	302,000	254,591
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	1,054,000	767,236
Toronto Dominion Bank, 4.108%, 6/08/2027	513,000	483,688
Toronto Dominion Bank, 2%, 9/10/2031	509,000	379,891
Toronto Dominion Bank, 4.456%, 6/08/2032	211,000	192,665
Toronto-Dominion Bank, 4.693%, 9/15/2027	597,000	577,114
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	454,000	372,535
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2069 (n)	1,161,000	762,777
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	700,000	599,778
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	201,000	164,040
Wells Fargo & Co., 3.908% to 4/25/2025, FLR (SOFR - 1 day + 1.32%) to 4/25/2026	1,303,000	1,245,626
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	2,331,000	1,890,367
		$25,726,961
Medical & Health Technology & Services – 1.7%
Alcon, Inc., 2.6%, 5/27/2030 (n)	$793,000	$639,763
Alcon, Inc., 3.8%, 9/23/2049 (n)	492,000	352,190
Becton, Dickinson and Co., 2.823%, 5/20/2030	139,000	116,334
Becton, Dickinson and Co., 4.298%, 8/22/2032	126,000	114,955
Becton, Dickinson and Co., 4.685%, 12/15/2044	286,000	244,258
Becton, Dickinson and Co., 4.669%, 6/06/2047	42,000	36,059
HCA, Inc., 5.125%, 6/15/2039	622,000	521,966
Thermo Fisher Scientific, Inc., 2%, 10/15/2031	444,000	349,994
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	394,000	275,589
		$2,651,108
Medical Equipment – 0.5%
Boston Scientific Corp., 2.65%, 6/01/2030	$339,000	$281,281
Danaher Corp., 2.6%, 10/01/2050	687,000	422,479
		$703,760
Metals & Mining – 2.7%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$389,000	$319,500
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	827,000	636,572
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	321,000	242,544
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	655,000	589,500
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	904,000	693,963
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	501,000	383,129
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	745,000	576,403
Novelis Corp., 4.75%, 1/30/2030 (n)	727,000	596,140
		$4,037,751
Midstream – 4.6%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$512,000	$444,014
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	615,000	519,675
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	615,000	507,203

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Energy Transfer LP, 4%, 10/01/2027		$285,000	$258,468
Energy Transfer LP, 3.75%, 5/15/2030		931,000	788,335
Energy Transfer LP, 5%, 5/15/2050		409,000	319,674
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)		799,000	643,737
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)		1,108,366	1,006,823
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		452,178	371,326
Plains All American Pipeline, 4.9%, 2/15/2045		309,000	226,679
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/2025		301,000	289,767
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029		354,000	294,879
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		442,000	403,085
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030		203,000	184,927
Targa Resources Corp., 4.2%, 2/01/2033		126,000	104,932
Targa Resources Corp., 4.95%, 4/15/2052		778,000	598,595
			$6,962,119
Municipals – 0.6%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034		$340,000	$267,182
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046		290,000	250,833
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029		376,000	402,487
			$920,502
Natural Gas - Distribution – 0.1%
NiSource, Inc., 5.65%, 2/01/2045		$223,000	$206,420
Natural Gas - Pipeline – 0.8%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$1,375,000	$1,222,662
Network & Telecom – 1.3%
AT&T, Inc., 2.75%, 6/01/2031		$612,000	$489,888
AT&T, Inc., 3.55%, 9/15/2055		320,000	210,188
Verizon Communications, Inc., 2.1%, 3/22/2028		732,000	617,964
Verizon Communications, Inc., 1.75%, 1/20/2031		302,000	226,489
Verizon Communications, Inc., 2.55%, 3/21/2031		496,000	396,020
			$1,940,549
Oils – 0.3%
Puma International Financing S.A., 5%, 1/24/2026		$604,000	$531,301
Other Banks & Diversified Financials – 1.2%
American Express Co., 4.989% to 5/26/2032, FLR (SOFR - 1 day + 2.255%) to 5/26/2033		$1,214,000	$1,127,517
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		360,000	341,808
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)		416,000	348,920
			$1,818,245
Pharmaceuticals – 0.4%
AstraZeneca PLC, 1.375%, 8/06/2030		$328,000	$253,145
Merck & Co., Inc., 2.75%, 12/10/2051		296,000	192,781
Pfizer, Inc., 2.55%, 5/28/2040		296,000	208,405
			$654,331
Pollution Control – 0.3%
Waste Connections, Inc., 4.2%, 1/15/2033		$512,000	$463,852
Railroad & Shipping – 0.4%
Canadian Pacific Railway Co., 3%, 12/02/2041		$192,000	$135,981
Canadian Pacific Railway Co., 3.1%, 12/02/2051		285,000	187,089
Wabtec Transportation Netherlands B.V., 1.25%, 12/03/2027	EUR	463,000	365,057
			$688,127

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Apartment – 0.4%
American Homes 4 Rent LP, REIT, 2.375%, 7/15/2031	$607,000	$457,667
American Homes 4 Rent LP, REIT, 3.375%, 7/15/2051	209,000	128,696
		$586,363
Real Estate - Office – 0.6%
Corporate Office Property LP, REIT, 2%, 1/15/2029	$628,000	$472,717
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	531,000	390,381
		$863,098
Real Estate - Other – 0.9%
EPR Properties, REIT, 3.6%, 11/15/2031	$447,000	$319,363
Lexington Realty Trust Co., 2.375%, 10/01/2031	865,000	628,431
W.P. Carey, Inc., REIT, 2.45%, 2/01/2032	581,000	433,570
		$1,381,364
Real Estate - Retail – 1.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$114,000	$99,086
Brixmor Operating Partnership LP, REIT, 2.5%, 8/16/2031	586,000	427,095
Spirit Realty, LP, REIT, 4.45%, 9/15/2026	303,000	288,709
Spirit Realty, LP, REIT, 3.2%, 2/15/2031	368,000	286,732
STORE Capital Corp., REIT, 2.7%, 12/01/2031	709,000	614,009
		$1,715,631
Restaurants – 0.7%
Starbucks Corp., 3%, 2/14/2032	$1,361,000	$1,126,508
Retailers – 2.1%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$775,000	$518,338
Amazon.com, Inc., 3.6%, 4/13/2032	747,000	679,233
AutoZone, Inc., 4.75%, 8/01/2032	370,000	347,017
Home Depot, Inc., 3.3%, 4/15/2040	918,000	702,041
MercadoLibre, Inc., 3.125%, 1/14/2031	790,000	572,750
Nordstrom, Inc., 4.25%, 8/01/2031	492,000	337,020
		$3,156,399
Specialty Chemicals – 0.4%
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	$436,000	$334,761
International Flavors & Fragrances, Inc., 3.268%, 11/15/2040 (n)	436,000	300,945
		$635,706
Specialty Stores – 0.5%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$530,000	$403,689
DICK'S Sporting Goods, 4.1%, 1/15/2052	461,000	284,884
		$688,573
Telecommunications - Wireless – 3.8%
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	$1,009,000	$630,807
Crown Castle, Inc., REIT, 4.45%, 2/15/2026	656,000	632,258
Crown Castle, Inc., REIT, 3.7%, 6/15/2026	454,000	426,408
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	556,000	396,395
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)	425,000	367,562
Rogers Communications, Inc., 4.5%, 3/15/2042 (n)	422,000	340,094
Rogers Communications, Inc., 4.55%, 3/15/2052 (n)	457,000	364,490
T-Mobile USA, Inc., 2.05%, 2/15/2028	795,000	659,694
T-Mobile USA, Inc., 3%, 2/15/2041	850,000	568,090
T-Mobile USA, Inc., 4.5%, 4/15/2050	462,000	369,856
Vodafone Group PLC, 4.125% to 6/04/2031, FLR (CMT - 1yr. + 2.767%) to 6/04/2051, FLR (CMT - 1yr. + 3.517%) to 6/04/2081	1,431,000	990,967
		$5,746,621

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 0.3%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$421,000	$439,498
U.S. Treasury Obligations – 3.1%
U.S. Treasury Bonds, 1.375%, 11/15/2040 (f)	$1,000,000	$646,445
U.S. Treasury Bonds, 2.375%, 2/15/2042	1,836,000	1,406,835
U.S. Treasury Bonds, 2.875%, 5/15/2052	608,000	509,865
U.S. Treasury Notes, 2.625%, 4/15/2025	2,217,000	2,129,100
		$4,692,245
Utilities - Electric Power – 7.2%
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	$181,000	$142,090
CenterPoint Energy, Inc., 2.65%, 6/01/2031	613,000	489,636
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	957,000	799,387
Duke Energy Corp., 3.3%, 6/15/2041	240,000	167,376
Duke Energy Corp., 3.75%, 9/01/2046	743,000	526,156
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	600,000	558,524
Enel Finance International N.V., 5%, 6/15/2032 (n)	216,000	184,152
Evergy, Inc., 2.9%, 9/15/2029	1,439,000	1,188,813
FirstEnergy Corp., 4.4%, 7/15/2027	707,000	656,011
FirstEnergy Corp., 2.65%, 3/01/2030	373,000	301,198
FirstEnergy Corp., 3.4%, 3/01/2050	837,000	548,235
Florida Power & Light Co., 2.85%, 4/01/2025	287,000	274,590
Florida Power & Light Co., 2.45%, 2/03/2032	393,000	318,957
Florida Power & Light Co., 3.95%, 3/01/2048	287,000	230,718
Georgia Power Co., 5.125%, 5/15/2052	466,000	420,073
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	816,000	647,429
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	227,000	176,592
NextEra Energy Capital Holdings, Inc., 3.8% to 3/15/2027, FLR (CMT - 5yr. + 2.547%) to 3/15/2082	551,000	432,478
Pacific Gas & Electric Co., 5.45%, 6/15/2027	350,000	329,703
Pacific Gas & Electric Co., 2.5%, 2/01/2031	970,000	705,822
Pacific Gas & Electric Co., 4.95%, 7/01/2050	460,000	336,686
Southern California Edison Co., 4.5%, 9/01/2040	273,000	220,703
Southern California Edison Co., 3.65%, 2/01/2050	795,000	544,049
Virginia Electric & Power Co., 2.875%, 7/15/2029	579,000	501,868
Xcel Energy, Inc., 4.6%, 6/01/2032	215,000	199,263
		$10,900,509
Total Bonds		$143,763,749
Investment Companies (h) – 4.5%
Money Market Funds – 4.5%
MFS Institutional Money Market Portfolio, 2.64% (v)	6,783,995	$6,784,674

Other Assets, Less Liabilities – 1.1%		1,703,939
Net Assets – 100.0%		$152,252,362
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,784,674 and $143,763,749, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $40,292,712, representing 26.5% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 4.084% (LIBOR - 1mo. + 1%), 4/25/2038	2/14/2022	$427,239	$416,372
% of Net assets			0.3%
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 9/30/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	300,052	EUR	297,534	Brown Brothers Harriman	10/21/2022	$8,114
USD	88,160	EUR	85,218	Morgan Stanley Capital Services, Inc.	10/21/2022	4,545
						$12,659
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Short	USD	34	$3,655,265	December – 2022	$126,407
U.S. Treasury Ultra Note 10 yr	Short	USD	189	22,393,547	December – 2022	1,306,783
						$1,433,190
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	10	$1,264,062	December – 2022	$(95,442)
U.S. Treasury Note 2 yr	Long	USD	67	13,761,172	December – 2022	(217,224)
U.S. Treasury Ultra Bond	Long	USD	49	6,713,000	December – 2022	(528,821)
						$(841,487)
At September 30, 2022, the fund had liquid securities with an aggregate value of $431,967 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$4,692,245	$—	$4,692,245
Non - U.S. Sovereign Debt	—	3,055,041	—	3,055,041
Municipal Bonds	—	920,502	—	920,502
U.S. Corporate Bonds	—	94,737,881	—	94,737,881
Commercial Mortgage-Backed Securities	—	2,540,319	—	2,540,319
Asset-Backed Securities (including CDOs)	—	1,382,632	—	1,382,632
Foreign Bonds	—	36,435,129	—	36,435,129
Mutual Funds	6,784,674	—	—	6,784,674
Total	$6,784,674	$143,763,749	$—	$150,548,423
Other Financial Instruments
Futures Contracts – Assets	$1,433,190	$—	$—	$1,433,190
Futures Contracts – Liabilities	(841,487)	—	—	(841,487)
Forward Foreign Currency Exchange Contracts – Assets	—	12,659	—	12,659
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,827,617	$94,502,811	$90,545,959	$(841)	$1,046	$6,784,674
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$38,875	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2022, are as follows:
United States	73.8%
Canada	5.5%
Australia	3.6%
United Kingdom	3.5%
Italy	2.0%
Ireland	1.8%
Switzerland	1.4%
United Arab Emirates	0.9%
Japan	0.9%
Other Countries	6.6%
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.